Document and Entity Information	Jan. 31, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	UMB FINANCIAL CORP
Entity Incorporation State Country Code	MO
Amendment Flag	true
Entity Central Index Key	0000101382
Document Type	8-K/A
Document Period End Date	Jan. 31, 2025
Entity File Number	001-38481
Entity Tax Identification Number	43-0903811
Entity Address, Address Line One	1010 Grand Blvd.
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64106
City Area Code	(816)
Local Phone Number	860-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On February 3, 2025, UMB Financial Corporation, a Missouri corporation (“UMB” or the “Company”), filed a Current Report on Form 8-K (the “Initial Form 8-K”) in connection with (a) the completion on January 31, 2025 of the previously announced merger (the “Merger”) between UMB and Heartland Financial USA, Inc., a Delaware corporation (“HTLF”), pursuant to the Agreement and Plan of Merger, dated as of April 28, 2024 (the “Merger Agreement”), by and among the Company, HTLF and Blue Sky Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of the Company. In the Initial Form 8-K, UMB stated its intention to file the historical financial statements of HTLF and the pro forma financial information required by parts (a) and (b) of Item 9.01 of Form 8-K not later than 71 calendar days after the date that the Initial Form 8-K was required to be filed with the SEC. On April 11, 2025, pursuant to the instructions to Item 9.01 of Form 8-K, UMB filed Amendment No. 1 to the Current Report on Form 8-K/A (“Amendment No. 1”), which amended the Initial Form 8-K in order to provide the required financial information. The purpose of this Amendment No. 2 to the Current Report on Form 8-K/A is to amend the pro forma financial information filed as Exhibit 99.2 to Amendment No. 1 to correct the value of certain acquired assets previously misallocated to goodwill and to provide more information on certain purchase adjustments. The Initial Form 8-K, as amended by Amendment No. 1, otherwise remains the same and the Items therein are hereby incorporated by reference into this Current Report on Form 8-K/A.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $1.00 Par Value
Trading Symbol	UMBF
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/400th interest in a share of 7.00% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	UMBFP
Security Exchange Name	NASDAQ